Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life	12 Months Ended
Mar. 31, 2024
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Leasehold improvement	Lesser of the lease term or life of assets
Minimum [Member] | Plant and building [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	6 years
Minimum [Member] | Machinery and equipment [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	5 years
Minimum [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	3 years
Minimum [Member] | Motor vehicle [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	4 years
Maximum [Member] | Plant and building [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	20 years
Maximum [Member] | Machinery and equipment [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	10 years
Maximum [Member] | Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	7 years
Maximum [Member] | Motor vehicle [Member]
Schedule of Property, Plant and Equipment to Its Residual Value Over its Estimated Useful Life [Line Items]
Estimated useful life of property, plant and equipment	5 years